SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	6.84	286,665	286,665
November 19, 2019	November 19, 2029	$2.50	6.89	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	7.33	85,000	85,000
April 30, 2020	April 30, 2030	$3.85	7.33	110,000	110,000
July 3, 2020	July 3, 2025	$3.20	2.51	100,000	100,000
November 24, 2020	November 24, 2030	$2.50	7.90	32,000	32,000
February 2, 2021	February 2, 2031	$13.20	8.10	30,000	20,000
March 8, 2021	March 8, 2026	$13.90	3.19	10,000	10,000
April 27, 2021	April 27, 2031	$10.15	8.33	147,666	50,326
September 9, 2021	September 9, 2026	$4.84	3.69	25,826	8,608
				877,157	752,599

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2020	1,193,659	$2.75
Exercised	(405,494)	2.50
Granted	247,826	10.12
Outstanding, December 31, 2021	1,035,991	$4.60
Exercised	(12,500)	2.15
Forfeited	(146,334)	4.77
Outstanding, December 31, 2022	877,157	$4.60

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE
	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2020	1,193,659	$2.75
Exercised	(405,494)	2.50
Granted	247,826	10.12
Outstanding, December 31, 2021	1,035,991	$4.60
Exercised	(12,500)	2.15
Forfeited	(146,334)	4.77
Outstanding, December 31, 2022	877,157	$4.60

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS
Year ended December 31,	2022	2021
Risk free interest rate	-	0.69%-1.40%
Expected volatility	-	111.87%-113.16%
Expected life	-	5 years
Expected dividend yield	-	0%
Exercise price	$-	$13.20-13.90

SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS

As at December 31, 2022, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2020	614,666
Vested	(448,660)
Issued	348,826
Outstanding, December 31, 2021	514,832
Vested	(1,072,595)
Issued	1,820,972
Forfeited	(64,334)
Outstanding, December 31, 2022	1,198,875

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at December 31, 2020	$748,634
Warrant issuance	8,261,511
Exercised	(98,048)
Change in fair value of warrants outstanding	(4,046,325)
Balance at December 31, 2021	$4,865,772
Change in fair value of warrants outstanding	(4,865,772)
Balance at December 31, 2022	$-

Derivative liability balance at	December 31, 2022	December 31, 2021
Warrants	$-	$4,865,772
Contingent consideration (note 3)	57,314	694,230
Ending balance	$57,314	$5,560,002

SCHEDULE OF WARRANTS AND FAIR VALUE OUTSTANDING

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price	Number of Warrants Outstanding at December 31, 2022	Fair Value at December 31, 2022	Number of Warrants Outstanding at December 31, 2021	Fair Value at December 31, 2021
November 30, 2020	US$ 3.55	-	$-	482,425	$182,262
February 5, 2021(1)	US$ 3.55	1,319,675	-	1,323,275	951,226
March 5, 2021(2)	US$ 3.55	5,142,324	-	5,154,321	3,732,284
July 29, 2021 (3)	US$5.00	250,000	-	250,000	-
September 14, 2021 (4)	US$5.00	4,798	-	4,798	-
		6,716,797	$-	7,214,819	$4,865,772

1)	Subsequent to December 31, 2022, the warrants expired on February 5, 2023.
2)	Subsequent to December 31, 2022, the warrants expired on March 5, 2023.
3)	The warrants expire July 29, 2024.
4)	The warrants expire September 14, 2024.

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31, 2022	December 31, 2021
Risk free interest rate	4.07%	0.23%-0.95%
Expected volatility	91.66%-93.48%	70.95%-144.59%
Expected life	0.10-0.18 years	2-3 years
Expected dividend yield	0%	0%

SUMMARY OF CHANGES IN WARRANTS

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2020	2,416,864	$2.95
Exercised	(1,939,534)	2.54
Forfeited	(6,000)	2.50
Issued	7,943,489	5.10
Outstanding, December 31, 2021	8,414,819	$4.99
Exercised	(16,538)	4.51
Expired	(481,484)	4.61
Outstanding December 31, 2022	7,916,797	$5.08

SCHEDULE OF WARRANTS OUTSTANDING

As at December 31, 2022, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price	Number of warrants outstanding
February 5, 2021	February 5, 2023	US$ 3.55	1,319,675
March 5, 2021	March 5, 2023	US$ 3.55	5,142,324
March 22, 2021	March 22, 2023	CDN$ 13.35	1,200,000
July 29, 2021	July 29, 2024	US$ 5.00	250,000
September 14, 2021	September 14, 2024	US$ 5.00	4,798
			7,916,797